Main International ETF

INTL
(the “Fund”)

a Series of Northern Lights Fund Trust IV

Supplement dated April 6, 2026 to the Prospectus, Summary Prospectus and Statement of
Additional Information (the “SAI”) dated February 28, 2026

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Effective April 1, 2026, the Fund’s adviser, Main Management ETF Advisors, LLC, (the “Adviser”) has contractually agreed to pay a portion of the Fund’s acquired fund fees and expenses necessary to limit the Fund’s current operating expenses plus acquired fund fees and expenses, until at least March 31, 2027, to no more than 0.84% of the Fund’s average daily net assets.

The fee table and expense example on page 12 of the Prospectus and page 1 of the Summary Prospectus will be amended and restated as shown below.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses(1)	0.18%
Total Annual Fund Operating Expenses	0.89%
Fee Waiver and/or Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses	0.84%

(1)	Based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) fees and expenses associated with investments in other collective investment vehicles not registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) or derivative instruments (including for example option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.74% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if, after such recoupment is taken into account, the expense ratio does not exceed the lesser of the expense limits in place at the time of the waiver or those in place at the time of recapture. Further, the Adviser agrees to pay that portion of the Fund’s acquired fund fees and expenses necessary to limit the Fund’s current operating expenses plus acquired fund fees and expenses to no more than 0.84% of the Fund’s average daily net assets until March 31, 2027. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$86	$279	$488	$1,091

The following disclosure replaces the fifth paragraph under the heading MANAGEMENT on page 27 of the Prospectus.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of Sector Rotation until March 31, 2031, and International until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) fees and expenses associated with investments in other collective investment vehicles not registered under the 1940 Act, as amended, or derivative instruments (including for example option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.65% of the average daily net assets for Sector Rotation and 0.74% of the average daily net assets for International, subject to possible recoupment from the relevant Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the relevant Fund’s expense limitation in place at the time of the waiver and the relevant Fund’s expense limitation in place at the time of recapture. Further, the Adviser agrees to pay that portion of Sector Rotation’s and International’s acquired fund fees and expenses necessary to limit Sector Rotation’s and International’s current operating expenses plus acquired fund fees and expenses to no more than 0.69% of Sector Rotation’s average daily net assets and to no more than 0.84% of International’s average daily net assets until March 31, 2027.

The following disclosure replaces the eighth paragraph under the heading INVESTMENT ADVISER on pages 30 of the SAI.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of Sector Rotation until March 31, 2031 and International until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) fees and expenses associated with investments in other collective investment vehicles not registered under the 1940 Act, as amended, or derivative instruments (including for example option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.65% of the average daily net assets for Sector Rotation and 0.74% of the average daily net assets for International; subject to possible recoupment from the relevant Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver and the expense limitation in place at the time of recapture. Further, the Adviser agrees to pay that portion of Sector Rotation’s and International’s acquired fund fees and expenses necessary to limit Sector Rotation’s and International’s current operating expenses plus acquired fund fees and expenses to no more than 0.69% of Sector Rotation’s average daily net assets and to no more than 0.84% of International’s average daily net assets until March 31, 2027.

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You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus and SAI dated February 28, 2025, which provide information that you should know about the Fund before investing. The Fund’s Summary Prospectus, Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.mainmgtetfs.com or by calling 1-866-383-9778.